1 Accounting policies (Details 1)	12 Months Ended
Dec. 31, 2020
Goodwill [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Useful economic lives	Indefinite life
In-process research and development ("IPRD") [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Useful economic lives	In process, not yet amortising
IT and website costs [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Useful economic lives	4 years
Product and marketing rights [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Useful economic lives	Between 2 and 12 years